VIE - Non-consolidated (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Non-consolidated VIEs
Trading assets	SFr 140,981	SFr 159,792	SFr 165,150
Net loans	273,865	276,370	275,976
Other assets	36,274	36,269	36,865
Other liabilities	30,134	SFr 31,260	39,855
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	6,948		6,566
Net loans	8,648		7,358
Other assets	486		563
Total variable interest assets, non-consolidated VIEs	16,082		14,487
Maximum exposure to loss	22,692		22,209
Non-consolidated VIE assets	230,249		213,878
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	456		440
Net loans	109		4
Other assets	6		5
Total variable interest assets, non-consolidated VIEs	571		449
Maximum exposure to loss	571		449
Non-consolidated VIE assets	10,168		9,774
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	3,564		3,881
Net loans	740		105
Other assets	10		14
Total variable interest assets, non-consolidated VIEs	4,314		4,000
Maximum exposure to loss	6,636		7,171
Non-consolidated VIE assets	64,928		65,820
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	958		1,526
Net loans	2,742		2,007
Other assets	15		20
Total variable interest assets, non-consolidated VIEs	3,715		3,553
Maximum exposure to loss	3,752		3,553
Non-consolidated VIE assets	92,048		68,546
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	240		528
Net loans	4,762		4,634
Other assets	2		4
Total variable interest assets, non-consolidated VIEs	5,004		5,166
Maximum exposure to loss	8,521		9,215
Non-consolidated VIE assets	28,452		32,651
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	1,730		191
Net loans	295		608
Other assets	453		520
Total variable interest assets, non-consolidated VIEs	2,478		1,319
Maximum exposure to loss	3,212		1,821
Non-consolidated VIE assets	34,653		37,087
Bank
Non-consolidated VIEs
Trading assets	141,084		165,392
Net loans	277,367		278,960
Other assets	35,780		36,775
Other liabilities	30,010		39,919
Bank | Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	6,948		6,566
Net loans	8,648		7,358
Other assets	472		547
Total variable interest assets, non-consolidated VIEs	16,068		14,471
Maximum exposure to loss	22,679		22,193
Non-consolidated VIE assets	199,055		180,058
Bank | Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	456		440
Net loans	109		4
Other assets	6		5
Total variable interest assets, non-consolidated VIEs	571		449
Maximum exposure to loss	571		449
Non-consolidated VIE assets	10,168		9,774
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	3,564		3,881
Net loans	740		105
Other assets	10		14
Total variable interest assets, non-consolidated VIEs	4,314		4,000
Maximum exposure to loss	6,636		7,171
Non-consolidated VIE assets	64,928		65,820
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	958		1,526
Net loans	2,742		2,007
Other assets	1		4
Total variable interest assets, non-consolidated VIEs	3,701		3,537
Maximum exposure to loss	3,738		3,537
Non-consolidated VIE assets	88,798		65,057
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	240		528
Net loans	4,762		4,634
Other assets	2		4
Total variable interest assets, non-consolidated VIEs	5,004		5,166
Maximum exposure to loss	8,521		9,215
Non-consolidated VIE assets	28,452		32,651
Bank | Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	1,730		191
Net loans	295		608
Other assets	453		520
Total variable interest assets, non-consolidated VIEs	2,478		1,319
Maximum exposure to loss	3,213		1,821
Non-consolidated VIE assets	SFr 6,709		SFr 6,756